Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Liabilities, Current [Abstract]
Current portion of operating lease obligations, related party amount	$ 2,127	$ 2,537
Long-term liabilities
Non-current portion of operating lease obligations, related party amount	$ 12,353	$ 13,355
Equity
Share capital, shares issued (in shares)	201,190,621	201,190,621
Shares outstanding (in shares)	200,885,621	200,435,621
Par value per share (in USD per share)	$ 0.05	$ 0.05